CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 24,174	$ 22,679
Restricted cash	7,378	6,962
Trade receivables	4,449	7,563
Amounts due from affiliates	3,968	4,286
Inventory	641	668
Current portion of net investment in direct financing lease	4,078	3,806
Derivative instruments	1,341	0
Prepaid expenses and other receivables	4,591	462
Total current assets	50,620	46,426
Long-term assets
Restricted cash	13,234	13,640
Vessels, net of accumulated depreciation	663,462	679,041
Other equipment	521	604
Intangibles and goodwill	21,654	24,370
Advances to joint ventures	3,466	3,263
Net investment in direct financing lease	279,981	282,820
Long-term deferred tax asset	120	204
Derivative instruments	1,440	228
Other long-term assets	918	8,363
Total long-term assets	984,796	1,012,533
Total assets	1,035,416	1,058,959
Current liabilities
Current portion of long-term debt	45,458	45,458
Trade payables	499	381
Amounts due to owners and affiliates	2,075	1,417
Value added and withholding tax liability	951	1,511
Derivative instruments	101	2,015
Accrued liabilities and other payables	10,910	13,042
Total current liabilities	59,994	63,824
Long-term liabilities
Accumulated losses of joint ventures	1,715	20,746
Long-term debt	401,290	434,845
Revolving credit due to owners and affiliates	39,292	51,832
Derivative instruments	0	2,102
Long-term deferred tax liability	8,081	5,158
Other long-term liabilities	72	5,793
Total long-term liabilities	450,450	520,476
Total liabilities	510,444	584,300
EQUITY
Accumulated other comprehensive income (loss)	1,887	(2,748)
Total partners' capital	524,972	474,659
Total equity	524,972	474,659
Total liabilities and equity	1,035,416	1,058,959
8.75% Series A Preferred Units [Member]
EQUITY
Total partners' capital	146,926	113,404
Total equity	146,926	113,404
Common units public [Member]
EQUITY
Total partners' capital	326,432	317,149
Total equity	326,432	317,149
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	6,908	6,513
Total equity	6,908	6,513
Subordinated units [Member]
EQUITY
Total partners' capital	42,819	40,341
Total equity	$ 42,819	$ 40,341